Assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2022
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations	Assets and liabilities held for sale and discontinued operations
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021	December 31, 2020
Vessels	18,459	—	—
Of which in Tankers segment	18,459	—	—
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2021	—	—	—	—	—

At December 31, 2021	—	—	—	—	—

At January 1, 2022	—	—	—	—	—

Assets transferred to assets held for sale
Cap Charles	40,523	18,459	18,459	—	22,064

At December 31, 2022	—	—	18,459	—	22,064

On December 14, 2022, the Company sold the Suezmax Cap Charles (2006 - 158,881 dwt), for $41.4 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2022, and had a carrying value of $18.5 million as of that date. The vessel was delivered to its new owner on February 16, 2022. Taking into account the sales commission, the net gain on this vessel amounts to $22.1 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2023.
As of December 31, 2021 the Group had no assets held for sale.
Discontinued operations
As of December 31, 2022 and December 31, 2021, the Group had no operations that meet the criteria of a discontinued operation.